Supplemental Expense Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other Income and Expenses [Abstract]
Gains (losses) on sales of property, plant and equipment, net	¥ 12,039	¥ 339	¥ (486)